SCHEDULE OF AGING OF RECEIVABLES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total receivables	$ 726,709	$ 649,612
Current [member]
IfrsStatementLineItems [Line Items]
Total receivables	346,979	271,622
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total receivables	150,575	109,928
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	32,002	64,259
Later than three months [member]
IfrsStatementLineItems [Line Items]
Total receivables	$ 197,153	$ 203,803